CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

27.CAPITAL MANAGEMENT

(a)	Objectives

Our objectives when managing capital are to safeguard the Company’s ability to continue as a going concern to pursue the exploration, evaluation, development, and exploitation of our mineral properties and to maintain a flexible capital structure.

We manage our capital structure and adjust it considering changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the Company’s capital structure, we may issue new shares, take on additional debt or repay outstanding debt, or acquire or dispose of assets. To preserve cash, we currently do not pay regular dividends.

Our ability to carry out our long-range strategic objectives in future periods depends on our ability to generate positive cash flows from our mining operations and to raise financing from lenders, shareholders, and new investors. We regularly review and consider financing alternatives to fund the Company’s ongoing exploration and development activities until these activities can be funded from ongoing cash flow from our mining operations.

(b)	Investment policy

Our investment policy is to invest the Company’s excess cash in low-risk financial instruments such as demand deposits and savings accounts with major Canadian banks. By using this strategy, the Company preserves its cash resources and can marginally increase these resources with low risk through the yields on these investments. Our financial instruments are exposed to certain financial risks, which include currency risk, credit risk, and liquidity risk.

(c)	Project loan

At the end of 2019, we entered into a $125 million project loan (note 12) in respect of the Camino Rojo Project pursuant to which we had drawn $125 million as of December 31, 2021 (December 31, 2020- $75 million). The project loan requires us to maintain a minimum working capital (adjusted for certain items) of $5 million. The Company is in compliance with the minimum working capital requirement.

(d)	Decrease exposure to adverse movements in the Mexican peso

During the year ended December 31, 2021, we entered into participating forward contracts for the purchase of Mexican pesos for the construction of the Camino Rojo Mine in order to decrease our exposure to adverse movements in the peso during construction. All contracts had been closed out by December 31, 2021.

Other than entering into these peso forward contracts, there were no changes to our policy for capital management during the period ended December 31, 2021.